SCHEDULE OF CHANGES IN CONVERTIBLE NOTES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Convertible notes payable	$ 700,816	$ 616,500
Extension of convertible note payable		101,030
Exchange of convertible note payable for common stock		(16,714)
Convertible notes payable issued in 2022	577,500
Convertible notes payable	1,278,316	700,816
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable	457,380	385,000
Extension of convertible note payable		72,380
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022
Convertible notes payable	457,380	457,380
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable	60,500	50,000
Extension of convertible note payable		10,500
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022
Convertible notes payable	60,500	60,500
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable	182,936	181,500
Extension of convertible note payable		18,150
Exchange of convertible note payable for common stock		(16,714)
Convertible notes payable issued in 2022
Convertible notes payable	182,936	182,936
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022	220,000
Convertible notes payable	220,000
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022	110,000
Convertible notes payable	110,000
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022	110,000
Convertible notes payable	110,000
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022	55,000
Convertible notes payable	55,000
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022	82,500
Convertible notes payable	$ 82,500